Share-based Compensation - Options (Details) - CNY (¥) ¥ in Thousands			12 Months Ended
	Mar. 26, 2021	Oct. 01, 2019	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Share-based Compensation
Total unrecognized compensation cost			¥ 725
Unrecognized compensation costs expected to be recognized over a weighted average period			1 month 24 days
2018 Option Plan
Share-based Compensation
Options granted and issued	750,247
2019 Option Plan
Share-based Compensation
Options granted and issued	1,499,753	0			2,250,000
Share-based compensation expenses			¥ 5,207	¥ 7,340	¥ 21,947